AQUILA ROCKY MOUNTAIN EQUITY FUND

                        Supplement to the Prospectus for
                        Class A Shares and Class C Shares
                              Dated April 30, 2001

          The table of fees and expenses is replaced by the following:


                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
                                         Class A          Class C
                                         Shares           Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price) ...  4.25%             None

Maximum Deferred Sales Charge (Load)
(as a percentage of the lesser of
redemption value or purchase price) ...  None(1)           1.00%(2)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price)...  None              None
Redemption Fees........................  None              None
Exchange Fees..........................  None              None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (3)

Management Fee  (4)....................  1.50%             1.50%
Distribution(12b-1) Fee...............   0.25%             0.75%
All Other Expenses:
 Service Fee...........................  None              0.25%
 Other Expenses (4)....................  3.88%             3.88%
 Total All Other Expenses (4)..........  3.88%             4.13%
Total Annual Fund
 Operating Expenses (4)................  5.63%             6.38%
Total fee waivers
 and/or Reimbursement(5)...............  4.13%             4.13%
Net Expenses(5) .......................  1.50%             2.25%


(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and
0.50 of 1% during the third and fourth years after purchase

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares if redeemed during the first 12 months after purchase.

(3) The actual expense ratios for the fiscal year ended December 31, 2000 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.00%; 12b-1 fee, 0.25%; and other expenses, 1.26% resulting in Total Fund Operating Expenses of 1.51%; for Class C Shares, management fees, 0.00%; 12b-1 fee, 0.75%; service fee, 0.25% and other expenses, 1.23% resulting in Total Fund Operating Expenses of 2.23%.

(4) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2001 through December 31, 2001 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 year   3 years  5 years  10 years

Class A Shares............$571(5)   $1,680  $2,775   $5,452
Class C Shares............$328(5)   $1,521  $2,779   $5,526(6)

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares............$228(5)   $1,521  $2,779  $5,526(6)

(5) Absent fee waivers and reimbursements, one year expenses would be $962 for Class A Shares, $634 for Class C Shares without redemption and $734 for Class C Shares with redemption, and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

(6) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time, long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations, because of the 12b-1 fee and service fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                         The date of this Supplement is
                                  October 5, 2001

                       AQUILA ROCKY MOUNTAIN EQUITY FUND

                        Supplement to the Prospectus for
                        Class I Shares and Class Y Shares
                              Dated April 30, 2001

          The table of fees and expenses is replaced by the following:


                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No Class I Shares are currently outstanding.

                                        Class I             Class Y
                                        Shares              Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price) ...  None                None

Maximum Deferred Sales Charge (Load)...  None                None

Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price)...  None                 None
Redemption Fees........................  None                 None
Exchange Fees..........................  None                 None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (1)

Management Fee (1).....................  1.50%                1.50%
Distribution (12b-1) Fee...............  0.10%(2)             None
All Other Expenses(1)................    3.81%                3.88%
Total Annual Fund
 Operating Expenses (1)................  5.41%                5.38%
Total fee waivers
 and/or Reimbursement(3)...............  4.13%                4.13%
Net Expenses(3) .......................  1.28%                1.25%


(1) The actual expense ratios for the fiscal year ended December 31, 2000 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: management fees, all other expenses, and total fund operating expenses for Class I Shares would have been 0.00%, 1.16%, and 1.26%, respectively; for Class Y Shares, these expenses were 0.00%, 1.23%, and 1.23%, respectively. Other expenses for the two classes differ because Class I Shares bear program costs for financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 3.56%; Class Y Shares bear only the common charges of 3.56% and an allocation for transfer agent services of 0.32%.

(2) Current rate; up to 0.25% can be authorized by the Trustees.

(3) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2001 through December 31, 2001 so that total Fund expenses will not exceed 1.28% for Class I Shares or 1.25% for Class Y Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 year   3 years  5 years  10 years


Class I Shares............$130(4)   $1,248 $2,357  $5,088
Class Y Shares............$127(4)   $1,239 $2,343  $5,066


(4) Absent fee waivers and reimbursements, one year expenses would be $540 for Class I Shares and $537 for Class Y Shares, and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.


                         The date of this Supplement is
                                October 5, 2001